Condensed Consolidated Balance Sheets (FaceBank Group, Inc. Pre-Merger) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020	Mar. 20, 2020	Dec. 31, 2019	Jan. 09, 2019	Dec. 31, 2018
Convertible notes, net of discount				$ 710
Series D Convertible Preferred stock , par value	$ 0.0001			$ 0.0001
Series D Convertible Preferred stock, shares authorized	2,000,000			2,000,000
Series D Convertible Preferred stock, shares issued	0			461,839
Series D Convertible Preferred stock, shares outstanding	0			461,839
Series D Convertible Preferred stock, liquidation preference	$ 0			$ 462
Common stock, par value	$ 0.0001			$ 0.0001
Common stock, shares authorized	400,000,000			400,000,000
Common stock, shares issued	47,531,170			28,912,500
Common stock, shares outstanding	47,531,170			28,912,500
Series A Preferred Stock [Member]
Preferred stock, par value			$ 0.0001
Preferred stock, shares authorized			5,000,000
FaceBank Group, Inc Pre-Merger [Member]
Convertible notes, net of discount		$ 945		$ 710		$ 456
Series D Convertible Preferred stock , par value		$ 0.0001		$ 0.0001		$ 0.0001
Series D Convertible Preferred stock, shares authorized		2,000,000		2,000,000		2,000,000
Series D Convertible Preferred stock, shares issued		456,000		461,839
Series D Convertible Preferred stock, shares outstanding		456,000		461,839
Series D Convertible Preferred stock, liquidation preference		$ 463		$ 462
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		400,000,000		400,000,000	400,000,000	400,000,000
Common stock, shares issued		32,307,663		28,912,500		7,532,776
Common stock, shares outstanding		32,307,663		28,912,500		7,532,776
FaceBank Group, Inc Pre-Merger [Member] | Series AA Preferred Stock [Member]
Preferred stock, par value				$ 0.00001
Preferred stock, shares authorized				35,800,000
Preferred stock, shares issued				0
Preferred stock, shares outstanding				0
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized			5,000,000	5,000,000		5,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				41,000,000		41,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares issued				0		1,000,000
Preferred stock, shares outstanding				0		1,000,000